Investments - Summary of Short-term Investments Classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-Maturity Securities [Line Items]
Total short-term investments	$ 9,613,328	$ 9,894,575	$ 6,653,668	$ 1,806,449
Short-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	1,649,810	1,563,566	319,679	1,727,106
Available-for-sale debt investments	2,134,316	1,157,885	408,808	0
Equity securities	5,829,202	7,173,124	5,925,181	79,343
Total short-term investments	9,613,328	9,894,575	6,653,668	1,806,449
Long-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	$ 206,885	$ 342,892	$ 380,733	$ 642,004